Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Primary geographical markets:
Total	$ 3,714,004	$ 3,192,890	$ 12,573,276	$ 10,823,117
Long-lived assets:
Long-Lived assets	15,515,357	10,254,374
United States [Member]
Primary geographical markets:
Total	2,285,211	3,054,670
Long-lived assets:
Long-Lived assets	10,170,265	10,254,374
Canada [Member]
Primary geographical markets:
Total	1,270,109	28,385
Long-lived assets:
Long-Lived assets	5,345,092
Other [Member]
Primary geographical markets:
Total	$ 158,684	$ 109,835